Basis Of Preparation And Significant Accounting Policies_Impact on accumulated other comprehensive income at date of initial application of IFRS 9 (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2016
Disclosure of effect on other comprehensive income at date of initial application of IFRS9 [Abstract]
Amount recognised in other comprehensive income before application of Ifrs9		₩ (89,723)	₩ (472,038)	₩ 70,750	₩ 173,368
Changes in amount due to reclassification [Abstract]
Reclassification of available-for-sale financial assets to financial assets at Amortized cost		494
Reclassification of available-for-sale financial assets to financial assets at FVTPL		(152,124)
Recognition of expected credit losses of debt securities at FVTOCI		4,293
Reclassified of available for sale financial assets(equity securities) to financial assets at FVTOCI		(397,508)
Effect on changes in credit risk of financial liabilities at fair value through profit or loss designated as upon initial recognition		(133)
Others		3,005
Income tax effect		149,796
Reclassification		(392,177)
Ending balance (based on IFRS9)	[1]	₩ (481,900)

[1]	The beginning balance was restated in accordance with IFRS 9.